Note 13: Loans Payable: Asc Disclosure (Policies)	3 Months Ended
Aug. 31, 2013
Policies
Asc Disclosure

ASC DISCLOSURE

In accordance with ASC 470-20 Debt with Conversion and Other Options, the Company $72,500 in new Convertible Promissory Notes (CPN"s) for the quarter ended August 31, 2013 and $653,410 for the year ended May 31, 2013. The Company recorded total debt discounts of $55,109, and $379,486 for the variable conversion feature of the convertible debts incurred during the quarter ended August 31, 2013 and year ended May 31, 2013, respectively. The discount will be amortized to debt discount over the term of the debentures using the effective interest method. The Company recorded $124,859 and $116,950 of debt discount expense pursuant to the amortization of the convertible promissory note discounts during the quarter ended August 31, 2013 and year ended May 31, 2013, respectively. The Company discharged $114,350 of the CPN's through share conversion for the period ended August 31, 2013 and $82,500 for the year ended May 31, 2013. The conversions resulted in the Company capitalizing unamortized discount of zero for the quarter ended August 31, 2013 and $51,180 for the year ended May 31, 2013. The Company recorded $12,010 and $33,564 of accrued interest payable for convertible promissory notes during the quarter ended August 31, 2013 and year ended May 31, 2013, respectively.

In accordance with ASC 815-15, the Company determined that the variable conversion feature and shares to be issued are not embedded derivative features, and these are included in Loan Payable on the balance sheet.